CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities
Net (loss) income	¥ (37,018)	$ (5,331)	¥ 64,356	¥ (1,082,555)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	24,997	3,599	45,690	86,599
Share-based compensation expense	7,828	1,127	50,117	157,365
Bad debt provision	1,727	249	42,960	151,080
Foreign exchange loss (gain), net	(84)	(12)	183	580
Impairment loss	22,402	3,227	162,351	292,577
Deferred income tax	1,030	148	(128,818)	(28,132)
Disposal gain from subsidiaries	0	0	(343,912)	(7,403)
Disposal loss from property and equipment	534	77	536	1,347
Loss in extinguishment of debt	0	0	0	143,901
Interest expense	0	0	56,549	121,794
Loss from equity method investment	10	1	0	0
Income on reconsolidation of previously deconsolidated entities	0	0	(14,127)	0
Changes in operating assets and liabilities:
Accounts receivable	(2,298)	(331)	(3,513)	25,326
Prepaid and other current assets	510	73	(18,203)	(64,976)
Amounts due from related parties	24	3	933	(2,780)
Other non-current assets	(189)	(27)	(625)	10,201
Accounts payable	(1,653)	(238)	(1,925)	393
Accrued and other liabilities	2,605	375	34,400	(18,472)
Income tax payable	3,512	506	6,902	11,159
Deferred revenue	(6,402)	(922)	8,800	39,799
Amounts due to related parties	0	0	(2,773)	1,830
Net cash (used in) provided by operating activities	17,535	2,524	(40,119)	(160,367)
Cash flows from investing activities
Purchase of available-for-sale investments	(442,790)	(63,775)	(216,860)	0
Redemption from available-for-sale investments	373,917	53,855	114,570	0
Purchase of held-to-maturity investments	(651,470)	(93,831)	(527,870)	0
Maturity and redemption from held-to-maturity investments	738,560	106,375	376,080	0
Placement of term deposits	0	0	0	(10,223)
Maturity of term deposits	1,150	166	9,850	0
Prepayment for acquisition of property	(71,024)	(10,230)	0	0
Purchase of property and equipment	(7,442)	(1,072)	(7,612)	(6,453)
Prepayment for leasehold improvement	(3,854)	(555)	(4,265)	(8,127)
Proceeds from disposal of property and equipment	0	0	943	555
Purchase of intangible assets	(1,225)	(176)	0	0
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	0	0	(14,000)	0
Payment for equity method investment	(1,040)	(150)	0	0
Cash balance of deconsolidated entities	0	0	0	(531)
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	0	0	287,378	135,000
Proceed from transferring financial assets	0	0	40,000	0
Net cash provided by (used in) investing activities	(65,218)	(9,393)	58,214	110,221
Cash flows from financing activities
Proceeds from minority shareholder capital injection	796	115	163
Proceeds from issuing convertible loan			50,000	109,330
Proceeds from short-term borrowings			2,300	54,403
Repayments of short-term borrowings	(2,300)	(331)	(39,633)	(77,000)
Proceeds from issuance of shares upon of exercise of share options				270
Net cash provided by (used in) financing activities	(1,504)	(216)	12,830	87,003
Changes in cash, cash equivalents and restricted cash included in assets held for sale			38,063	43,870
Effects of exchange rate changes on cash, cash equivalents and restricted cash	84	12	(2,968)	404
Net change in cash, cash equivalents and restricted cash	(49,103)	(7,073)	66,020	81,131
Cash, cash equivalents and restricted cash at beginning of year	248,353	35,770	182,333	101,202
Cash, cash equivalents and restricted cash at end of year	199,250	28,697	248,353	182,333
Supplemental disclosure of cash flow information
Income tax paid	(1,369)	(197)	(1,659)	(2,379)
Interest paid	(115)	(17)	(14,316)	(11,864)
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses			70,146	226,298
Shares surrendered by SummitView				67,309
Receipt of convertible loan by settlement of debt				80,000
Purchase of property and equipment financed by accounts payable and other payables				13,037
Waiver of payables in connection with disposal of subsidiaries				4,483
Waiver of receivables in connection with disposal of subsidiaries			18,195
Outstanding receivables in connection with disposal of subsidiaries				¥ 70,000